SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - Notable Labs Inc [Member]	12 Months Ended
	Dec. 31, 2022 USD ($) Integer	Dec. 31, 2021 USD ($)
Product Information [Line Items]
Reportable operating segments | Integer	1
Deferred offering costs	$ 0	$ 0
Impairment of long-lived assets	0	$ 0
Two Customer [Member] | Prepaid Expenses and Other Current Assets [Member]
Product Information [Line Items]
Accounts receivable	$ 48,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Product Information [Line Items]
Concentration risk percent	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk percent		39.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Product Information [Line Items]
Concentration risk percent		35.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Customer [Member]
Product Information [Line Items]
Concentration risk percent		16.00%
Immaterial Accounts Receivable And Revenues [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk percent	100.00%
Accounts Receivables [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk percent		41.00%
Accounts Receivables [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Product Information [Line Items]
Concentration risk percent		59.00%